Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments
Rental expenses under operating leases	$ 1,011,379	$ 847,832	$ 587,120
Future lease payments under operating leases
2019	957,522
2020	432,492
2021	414,816
2022	292,520
Total	$ 2,097,350